Securities - Debt Securities, Held-to-maturity, Credit Quality Indicator (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 56,194	$ 56,866
Unrealized gain (loss)	$ (6,202)	$ (91)
Ratings	0.00%	0.00%
Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 34,188	$ 36,167
Unrealized gain (loss)	$ (4,228)	$ 40
Ratings	0.00%	0.00%
U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 10,863	$ 11,617
Unrealized gain (loss)	$ (895)	$ (67)
Ratings	0.00%	0.00%
U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 4,206	$ 2,998
Unrealized gain (loss)	$ (534)	$ (71)
Ratings	0.00%	0.00%
Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 4,014	$ 4,068
Unrealized gain (loss)	$ (411)	$ (11)
Ratings	0.00%	0.00%
Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 983	$ 983
Unrealized gain (loss)	$ (26)	$ (1)
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 1,388	$ 922
Unrealized gain (loss)	$ (76)	$ 16
Ratings	0.00%	0.00%
Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 443	$ 54
Unrealized gain (loss)	$ (25)	$ 0
Ratings	0.00%	0.00%
Foreign government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 66
Unrealized gain (loss)	$ (6)
Ratings	0.00%
Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 30	$ 43
Unrealized gain (loss)	$ 1	$ 2
Ratings	1.00%	1.00%
State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Amortized cost	$ 13	$ 14
Unrealized gain (loss)	$ (2)	$ 1
Ratings	93.00%	88.00%
AAA/ AA-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%	100.00%
AAA/ AA- | Foreign government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	100.00%
AAA/ AA- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	22.00%	23.00%
AAA/ AA- | State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	2.00%	5.00%
A+/ A-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
A+/ A- | Foreign government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%
A+/ A- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	58.00%	59.00%
A+/ A- | State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	2.00%	2.00%
BBB+/ BBB-
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BBB+/ BBB- | Foreign government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%
BBB+/ BBB- | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	2.00%	2.00%
BBB+/ BBB- | State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	3.00%	5.00%
BB+ and lower
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | U.S. Treasury
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | U.S. government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Collateralized loan obligations (“CLOs”)
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Sovereign debt/sovereign guaranteed
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Supranational
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%
BB+ and lower | Foreign government agencies
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%
BB+ and lower | Non-agency RMBS
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	17.00%	15.00%
BB+ and lower | State and political subdivisions
Debt Securities, Held-to-maturity, Credit Quality Indicator [Line Items]
Ratings	0.00%	0.00%